Consolidated Statements of Comprehensive Income - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated Statements of Comprehensive Income
Profit for the year after tax	€ 594,406	€ 661,314	€ 544,543
Items for reclassification to profit or loss
Translation differences	268,557	(532,389)	103,833
Translation differences / Cash Flow Hedge			(6,809)
Available for sale financial Assets		10,145	(5,219)
Equity accounted investees / Translation differences	(9,270)	(27,134)	10,671
Cash flow hedges - effective part of changes in fair value			14,501
Cash flow hedges - amounts taken to profit or loss			(7,426)
Other comprehensive income	102	(14)	(4,810)
Tax effect			(2,462)
Other comprehensive income / (expense) for the year	259,389	(549,392)	102,279
Total comprehensive income for the year	853,795	111,922	646,822
Total comprehensive income attributable to the Parent	856,598	113,441	647,667
Total comprehensive expense attributable to the non-controlling interests	€ (2,803)	€ (1,519)	€ (845)